Credit Risk - Disclosure of ECL Reconciliation by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Less: Recoveries net of collection costs	£ 14	£ 23	£ (10)
ECL - On balance sheet
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	117	111
Change in economic scenarios	(8)	(64)
Change to ECL models	0	6
New lending and assets purchased	92	141
Redemptions, repayments and assets sold	(169)	(192)
Changes in risk parameters and other movements	159	105
Assets written off	(248)	(230)
Increase decrease in total expected credit losses	(57)	(123)
ECL charge/(release) to the Income Statement	191	107
Less: Discount unwind	(21)	(24)
Less: Recoveries net of collection costs	23	(12)
Mortgages | ECL - On balance sheet
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	9	27
Change in economic scenarios	(10)	(43)
Change to ECL models	0	(19)
New lending and assets purchased	12	8
Redemptions, repayments and assets sold	(41)	(42)
Changes in risk parameters and other movements	10	8
Assets written off	(15)	(9)
Increase decrease in total expected credit losses	(35)	(70)
ECL charge/(release) to the Income Statement	(20)	(61)
Less: Discount unwind	(3)	(3)
Less: Recoveries net of collection costs	41	36
Corporate & Commercial Banking | ECL - On balance sheet
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	47	41
Change in economic scenarios	(1)	(11)
Change to ECL models	0	(1)
New lending and assets purchased	19	70
Redemptions, repayments and assets sold	(63)	(95)
Changes in risk parameters and other movements	32	7
Assets written off	(53)	(49)
Increase decrease in total expected credit losses	(19)	(38)
ECL charge/(release) to the Income Statement	34	11
Less: Discount unwind	(11)	(12)
Less: Recoveries net of collection costs	5	5
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	(10)	(11)
Transfers from Stage 2 to Stage 1	78	118
Transfers to Stage 3	(1)	(2)
Transfers from Stage 3	0	2
Transfers of financial instruments	67	107
Net ECL remeasurement on stage transfer	(69)	(107)
Change in economic scenarios	(10)	(20)
Change to ECL models	0	(5)
New lending and assets purchased	41	43
Redemptions, repayments and assets sold	(29)	(44)
Changes in risk parameters and other movements	4	9
Assets written off	0	0
Increase decrease in total expected credit losses	4	(17)
ECL charge/(release) to the Income Statement	4	(17)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	10	11
Transfers from Stage 2 to Stage 1	(78)	(118)
Transfers to Stage 3	(31)	(34)
Transfers from Stage 3	17	34
Transfers of financial instruments	(82)	(107)
Net ECL remeasurement on stage transfer	83	96
Change in economic scenarios	7	(44)
Change to ECL models	0	37
New lending and assets purchased	38	58
Redemptions, repayments and assets sold	(79)	(69)
Changes in risk parameters and other movements	(25)	(73)
Assets written off	0	0
Increase decrease in total expected credit losses	(58)	(102)
ECL charge/(release) to the Income Statement	(58)	(102)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Financial instruments not credit-impaired | Mortgages | Subject to 12-month ECL | Stage 1
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	(1)
Transfers from Stage 2 to Stage 1	14	20
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	14	19
Net ECL remeasurement on stage transfer	(14)	(19)
Change in economic scenarios	(6)	(15)
Change to ECL models	0	(3)
New lending and assets purchased	6	4
Redemptions, repayments and assets sold	0	(1)
Changes in risk parameters and other movements	1	1
Assets written off	0	0
Increase decrease in total expected credit losses	1	(14)
ECL charge/(release) to the Income Statement	1	(14)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Financial instruments not credit-impaired | Mortgages | Subject to Lifetime ECL | Stage 2
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	1
Transfers from Stage 2 to Stage 1	(14)	(20)
Transfers to Stage 3	(5)	(7)
Transfers from Stage 3	6	9
Transfers of financial instruments	(13)	(17)
Net ECL remeasurement on stage transfer	14	31
Change in economic scenarios	0	(29)
Change to ECL models	0	21
New lending and assets purchased	5	3
Redemptions, repayments and assets sold	(20)	(14)
Changes in risk parameters and other movements	(1)	(21)
Assets written off	0	0
Increase decrease in total expected credit losses	(15)	(26)
ECL charge/(release) to the Income Statement	(15)	(26)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Financial instruments not credit-impaired | Corporate & Commercial Banking | Subject to 12-month ECL | Stage 1
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	(3)	(3)
Transfers from Stage 2 to Stage 1	14	13
Transfers to Stage 3	0	(1)
Transfers from Stage 3	0	1
Transfers of financial instruments	11	10
Net ECL remeasurement on stage transfer	(9)	(9)
Change in economic scenarios	(2)	(3)
Change to ECL models	0	(2)
New lending and assets purchased	14	20
Redemptions, repayments and assets sold	(10)	(24)
Changes in risk parameters and other movements	1	5
Assets written off	0	0
Increase decrease in total expected credit losses	5	(3)
ECL charge/(release) to the Income Statement	5	(3)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Financial instruments not credit-impaired | Corporate & Commercial Banking | Subject to Lifetime ECL | Stage 2
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	3	3
Transfers from Stage 2 to Stage 1	(14)	(13)
Transfers to Stage 3	(12)	(12)
Transfers from Stage 3	2	18
Transfers of financial instruments	(21)	(4)
Net ECL remeasurement on stage transfer	12	(4)
Change in economic scenarios	2	(7)
Change to ECL models	0	(11)
New lending and assets purchased	2	21
Redemptions, repayments and assets sold	(29)	(29)
Changes in risk parameters and other movements	(7)	(13)
Assets written off	0	0
Increase decrease in total expected credit losses	(41)	(47)
ECL charge/(release) to the Income Statement	(41)	(47)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	32	36
Transfers from Stage 3	(17)	(36)
Transfers of financial instruments	15	0
Net ECL remeasurement on stage transfer	103	122
Change in economic scenarios	(5)	0
Change to ECL models	0	(26)
New lending and assets purchased	13	40
Redemptions, repayments and assets sold	(61)	(79)
Changes in risk parameters and other movements	180	169
Assets written off	(248)	(230)
Increase decrease in total expected credit losses	(3)	(4)
ECL charge/(release) to the Income Statement	245	226
Less: Discount unwind	(21)	(24)
Less: Recoveries net of collection costs	23	(12)
Financial instruments credit-impaired | Mortgages | Subject to Lifetime ECL | Stage 3
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	5	7
Transfers from Stage 3	(6)	(9)
Transfers of financial instruments	(1)	(2)
Net ECL remeasurement on stage transfer	9	15
Change in economic scenarios	(4)	1
Change to ECL models	0	(37)
New lending and assets purchased	1	1
Redemptions, repayments and assets sold	(21)	(27)
Changes in risk parameters and other movements	10	28
Assets written off	(15)	(9)
Increase decrease in total expected credit losses	(21)	(30)
ECL charge/(release) to the Income Statement	(6)	(21)
Less: Discount unwind	(3)	(3)
Less: Recoveries net of collection costs	41	36
Financial instruments credit-impaired | Corporate & Commercial Banking | Subject to Lifetime ECL | Stage 3
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	12	13
Transfers from Stage 3	(2)	(19)
Transfers of financial instruments	10	(6)
Net ECL remeasurement on stage transfer	44	54
Change in economic scenarios	(1)	(1)
Change to ECL models	0	12
New lending and assets purchased	3	29
Redemptions, repayments and assets sold	(24)	(42)
Changes in risk parameters and other movements	38	15
Assets written off	(53)	(49)
Increase decrease in total expected credit losses	17	12
ECL charge/(release) to the Income Statement	70	61
Less: Discount unwind	(11)	(12)
Less: Recoveries net of collection costs	5	5
–Stage 1 | Financial instruments not credit-impaired | Subject to 12-month ECL
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	(7,088)	(11,911)
Transfers from Stage 2 to Stage 1	6,231	9,395
Transfers to Stage 3	(239)	(434)
Transfers from Stage 3	2	35
Transfers of financial instruments	(1,094)	(2,915)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	(2,287)
New lending and assets purchased	54,405	33,894
Redemptions, repayments and assets sold	(31,104)	(38,081)
Changes in risk parameters and other movements	(9,461)	1,061
Assets written off	0	0
Net movement in the period	12,746	(8,328)
–Stage 1 | Financial instruments not credit-impaired | Mortgages | Subject to 12-month ECL
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	(5,651)	(9,873)
Transfers from Stage 2 to Stage 1	4,863	7,899
Transfers to Stage 3	(123)	(230)
Transfers from Stage 3	0	3
Transfers of financial instruments	(911)	(2,201)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	(1,859)
New lending and assets purchased	34,589	21,758
Redemptions, repayments and assets sold	(20,975)	(21,925)
Changes in risk parameters and other movements	(6,137)	332
Assets written off	0	0
Net movement in the period	6,566	(3,895)
–Stage 1 | Financial instruments not credit-impaired | Corporate & Commercial Banking | Subject to 12-month ECL
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	(681)	(1,101)
Transfers from Stage 2 to Stage 1	797	781
Transfers to Stage 3	(32)	(84)
Transfers from Stage 3	0	24
Transfers of financial instruments	84	(380)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	(222)
New lending and assets purchased	11,687	8,485
Redemptions, repayments and assets sold	(6,105)	(5,203)
Changes in risk parameters and other movements	(3,756)	(2,224)
Assets written off	0	0
Net movement in the period	1,910	456
–Stage 2 | Financial instruments not credit-impaired | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	7,088	11,911
Transfers from Stage 2 to Stage 1	(6,231)	(9,395)
Transfers to Stage 3	(852)	(845)
Transfers from Stage 3	290	417
Transfers of financial instruments	295	2,088
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	2,361
New lending and assets purchased	1,086	1,170
Redemptions, repayments and assets sold	(4,267)	(4,663)
Changes in risk parameters and other movements	192	(3,333)
Assets written off	0	0
Net movement in the period	(2,694)	(2,377)
–Stage 2 | Financial instruments not credit-impaired | Mortgages | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	5,651	9,873
Transfers from Stage 2 to Stage 1	(4,863)	(7,899)
Transfers to Stage 3	(465)	(524)
Transfers from Stage 3	235	268
Transfers of financial instruments	558	1,718
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	1,869
New lending and assets purchased	586	315
Redemptions, repayments and assets sold	(3,125)	(3,162)
Changes in risk parameters and other movements	49	(1,764)
Assets written off	0	0
Net movement in the period	(1,932)	(1,024)
–Stage 2 | Financial instruments not credit-impaired | Corporate & Commercial Banking | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	681	1,101
Transfers from Stage 2 to Stage 1	(797)	(781)
Transfers to Stage 3	(291)	(230)
Transfers from Stage 3	22	121
Transfers of financial instruments	(385)	211
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	286
New lending and assets purchased	207	552
Redemptions, repayments and assets sold	(732)	(1,149)
Changes in risk parameters and other movements	121	(1,297)
Assets written off	0	0
Net movement in the period	(789)	(1,397)
–Stage 3 | Financial instruments credit-impaired | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,091	1,279
Transfers from Stage 3	(292)	(452)
Transfers of financial instruments	799	827
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	(74)
New lending and assets purchased	44	164
Redemptions, repayments and assets sold	(1,042)	(1,242)
Changes in risk parameters and other movements	371	355
Assets written off	(591)	(342)
Net movement in the period	(419)	(312)
–Stage 3 | Financial instruments credit-impaired | Mortgages | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	588	754
Transfers from Stage 3	(235)	(271)
Transfers of financial instruments	353	483
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	(10)
New lending and assets purchased	23	33
Redemptions, repayments and assets sold	(652)	(762)
Changes in risk parameters and other movements	21	46
Assets written off	(66)	(33)
Net movement in the period	(321)	(243)
–Stage 3 | Financial instruments credit-impaired | Corporate & Commercial Banking | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	323	314
Transfers from Stage 3	(22)	(145)
Transfers of financial instruments	301	169
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	(64)
New lending and assets purchased	6	118
Redemptions, repayments and assets sold	(237)	(254)
Changes in risk parameters and other movements	77	82
Assets written off	(214)	(80)
Net movement in the period	(67)	(29)
Exposures - On balance sheet
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
New lending and assets purchased	55,535	35,228
Redemptions, repayments and assets sold	(36,413)	(43,986)
Changes in risk parameters and other movements	(8,898)	(1,917)
Assets written off	(591)	(342)
Net movement in the period	9,633	(11,017)
Exposures - On balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
New lending and assets purchased	35,198	22,106
Redemptions, repayments and assets sold	(24,752)	(25,849)
Changes in risk parameters and other movements	(6,067)	(1,386)
Assets written off	(66)	(33)
Net movement in the period	4,313	(5,162)
Exposures - On balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
New lending and assets purchased	11,900	9,155
Redemptions, repayments and assets sold	(7,074)	(6,606)
Changes in risk parameters and other movements	(3,558)	(3,439)
Assets written off	(214)	(80)
Net movement in the period	1,054	(970)
Cost | –Stage 1 | Financial instruments not credit-impaired | Subject to 12-month ECL
Disclosure of credit risk exposure [line items]
Financial assets	272,629	259,883	268,211
Cost | –Stage 1 | Financial instruments not credit-impaired | Mortgages | Subject to 12-month ECL
Disclosure of credit risk exposure [line items]
Financial assets	163,834	157,268	161,163
Cost | –Stage 1 | Financial instruments not credit-impaired | Corporate & Commercial Banking | Subject to 12-month ECL
Disclosure of credit risk exposure [line items]
Financial assets	24,933	23,023	22,567
Cost | –Stage 2 | Financial instruments not credit-impaired | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Financial assets	18,524	21,218	23,595
Cost | –Stage 2 | Financial instruments not credit-impaired | Mortgages | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Financial assets	15,041	16,973	17,997
Cost | –Stage 2 | Financial instruments not credit-impaired | Corporate & Commercial Banking | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Financial assets	1,779	2,568	3,965
Cost | –Stage 3 | Financial instruments credit-impaired | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Financial assets	2,340	2,759	3,071
Cost | –Stage 3 | Financial instruments credit-impaired | Mortgages | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Financial assets	1,464	1,785	2,028
Cost | –Stage 3 | Financial instruments credit-impaired | Corporate & Commercial Banking | Subject to Lifetime ECL
Disclosure of credit risk exposure [line items]
Financial assets	649	716	745
Cost | Exposures - On balance sheet
Disclosure of credit risk exposure [line items]
Financial assets	293,493	283,860	294,877
Cost | Exposures - On balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	180,339	176,026	181,188
Cost | Exposures - On balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Financial assets	27,361	26,307	27,277
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(812)	(869)
Accumulated impairment | ECL - On balance sheet
Disclosure of credit risk exposure [line items]
Financial assets	(812)	(869)	(992)
Accumulated impairment | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	(137)	(172)
Accumulated impairment | Mortgages | ECL - On balance sheet
Disclosure of credit risk exposure [line items]
Financial assets	137	172	242
Total ECL charge/(release) to the Income Statement	18	(28)
Accumulated impairment | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Financial assets	(323)	(342)
Accumulated impairment | Corporate & Commercial Banking | ECL - On balance sheet
Disclosure of credit risk exposure [line items]
Financial assets	323	342	380
Total ECL charge/(release) to the Income Statement	28	4
Accumulated impairment | Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(157)	(153)	(170)
Accumulated impairment | Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(301)	(359)	(461)
Accumulated impairment | Financial instruments not credit-impaired | Mortgages | Subject to 12-month ECL | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	11	10	24
Total ECL charge/(release) to the Income Statement	1	(14)
Accumulated impairment | Financial instruments not credit-impaired | Mortgages | Subject to Lifetime ECL | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	69	84	110
Total ECL charge/(release) to the Income Statement	(15)	(26)
Accumulated impairment | Financial instruments not credit-impaired | Corporate & Commercial Banking | Subject to 12-month ECL | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	78	73	76
Total ECL charge/(release) to the Income Statement	5	(3)
Accumulated impairment | Financial instruments not credit-impaired | Corporate & Commercial Banking | Subject to Lifetime ECL | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	44	85	132
Total ECL charge/(release) to the Income Statement	(41)	(47)
Accumulated impairment | Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	(354)	(357)	(361)
Accumulated impairment | Financial instruments credit-impaired | Mortgages | Subject to Lifetime ECL | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	57	78	108
Total ECL charge/(release) to the Income Statement	32	12
Accumulated impairment | Financial instruments credit-impaired | Corporate & Commercial Banking | Subject to Lifetime ECL | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	201	184	£ 172
Total ECL charge/(release) to the Income Statement	64	54
Accumulated impairment | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(157)	(153)
Accumulated impairment | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(301)	(359)
Accumulated impairment | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	£ (354)	£ (357)